Summary of Significant Accounting Policies (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Product Information [Line Items]
Cash equivalents	$ 0	$ 0	$ 0
Unrecognized tax benefits	0	0	0
Accrued for interest and penalties	0	0	0
FDIC insure limits	$ 250,000	$ 250,000	$ 250,000
Temporary equity, shares at redemption	27,600,000	27,600,000	27,600,000
Southland Holdings Llc [Member]
Product Information [Line Items]
Unrecognized tax benefits		$ 2,708	$ 2,708
Net asset of foreign operations, percentage		18.00%	18.00%	9.00%
Concentration Risk, percentage			18.00%	17.00%	4.00%
Outstanding retainage receivables net		$ 57,500,000	$ 57,500,000
Allowance for doubtful accounts		3,000,000.0	3,000,000.0	$ 3,000,000.0
Inventory		10,400,000	10,400,000	10,200,000
Amortization expense			1,800,000	900,000	$ 0
Compensation, general liability, and auto insurance		300,000	300,000
Insurance claim		2,000,000.0	2,000,000.0
Self insurance reserves		12,100,000	12,100,000	13,200,000
Accrued interest and penalties liability		$ 0	$ 0	$ 0
Southland Holdings Llc [Member] | Accounts Receivable [Member] | Five Customers [Member]
Product Information [Line Items]
Concentration Risk, percentage			42.00%	40.00%
Southland Holdings Llc [Member] | Accounts Receivable [Member] | One Customer [Member]
Product Information [Line Items]
Concentration Risk, percentage			14.00%
Southland Holdings Llc [Member] | Revenue Benchmark [Member] | Five Customers [Member]
Product Information [Line Items]
Concentration Risk, percentage			9.00%	4.00%	4.00%
Southland Holdings Llc [Member] | Revenue Benchmark [Member] | Five Customers [Member] | TEXAS
Product Information [Line Items]
Concentration Risk, percentage			26.90%	37.70%	29.70%
Southland Holdings Llc [Member] | Revenue Benchmark [Member] | Five Customers [Member] | FLORIDA
Product Information [Line Items]
Concentration Risk, percentage			18.10%	10.80%	22.00%
Private Placement [Member]
Product Information [Line Items]
Warrants sold	14,385,000	27,600,000